Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Class A ordinary shares [Member] CNY (¥) shares	Class A ordinary shares [Member] USD ($) shares	Class B ordinary shares [Member] CNY (¥) shares	Class B ordinary shares [Member] USD ($) shares	Treasury stock [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] USD ($)	(Accumulated deficit)/Retained earnings [Member] CNY (¥)	(Accumulated deficit)/Retained earnings [Member] USD ($)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2012	¥ 19,575		¥ 22,053		¥ (112)	¥ 1,785,597		¥ 31,985		¥ (455,810)		¥ (36,948)				¥ 1,366,340
Balance, number of shares at Dec. 31, 2012 | shares	299,408,949	299,408,949	317,325,360	317,325,360	(40,800)
Share-based compensation						16,723										16,723
Issuance of ordinary shares upon settlement of share-based awards	¥ 291					228										519
Issuance of ordinary shares upon settlement of share-based awards, number of shares | shares	4,707,400	4,707,400
Repurchase of ordinary shares					¥ (72,611)											(72,611)
Repurchase of ordinary shares, number of shares | shares					(20,196,592)
Cancellation of repurchased ordinary shares	¥ (1,256)				¥ 72,723	(72,247)										(780)
Cancellation of repurchased ordinary shares, number of shares | shares	(20,237,392)	(20,237,392)			20,237,392
Cancellation of restricted shares	¥ (80)					80
Cancellation of restricted shares, number of shares | shares	(1,300,000)	(1,300,000)
Appropriation to statutory reserves								18,345		(18,345)
Fair value changes of available-for-sale investments																0
Foreign currency translation adjustment												(23,179)				(23,179)
Capital contribution received from noncontrolling shareholders						4,612								¥ 5,388		10,000
Net income										279,554				(1,531)		278,023
Balance at Dec. 31, 2013	¥ 18,530		¥ 22,053			1,734,993		50,330		(194,601)		(60,127)		3,857		1,575,035
Balance, number of shares at Dec. 31, 2013 | shares	282,578,957	282,578,957	317,325,360	317,325,360
Share-based compensation						53,181										53,181
Issuance of ordinary shares upon settlement of share-based awards	¥ 426					9,217										9,643
Issuance of ordinary shares upon settlement of share-based awards, number of shares | shares	6,928,776	6,928,776
Repurchase of ordinary shares					¥ (241,344)											(241,344)
Repurchase of ordinary shares, number of shares | shares					(32,168,584)
Cancellation of repurchased ordinary shares	¥ (1,854)				¥ 227,965	(227,267)										(1,156)
Cancellation of repurchased ordinary shares, number of shares | shares	(30,128,928)	(30,128,928)			30,128,928
Cancellation of restricted shares	¥ (10)					10
Cancellation of restricted shares, number of shares | shares	(168,752)	(168,752)
Appropriation to statutory reserves								15,638		(15,638)
Fair value changes of available-for-sale investments												40,283				40,283
Foreign currency translation adjustment												4,503				4,503
Issuance of ordinary shares for investment	¥ 186					17,093										17,279
Issuance of ordinary shares for investment, number of shares | shares	3,034,245	3,034,245
Disposition of certain investment in a subsidiary														(2,885)		(2,885)
Net income										263,091				(972)		262,119
Balance at Dec. 31, 2014	¥ 17,278		¥ 22,053		¥ (13,379)	1,587,227		65,968		52,852		(15,341)				1,716,658
Balance, number of shares at Dec. 31, 2014 | shares	262,244,298	262,244,298	317,325,360	317,325,360	(2,039,656)
Share-based compensation						34,354										34,354
Issuance of ordinary shares upon settlement of share-based awards	¥ 240					8,534										8,774
Issuance of ordinary shares upon settlement of share-based awards, number of shares | shares	3,822,780	3,822,780
Repurchase of ordinary shares					¥ (65,910)											(65,910)
Repurchase of ordinary shares, number of shares | shares					(10,776,568)
Cancellation of repurchased ordinary shares	¥ (785)				¥ 79,289	(79,011)										(507)
Cancellation of repurchased ordinary shares, number of shares | shares	(12,816,224)	(12,816,224)			12,816,224
Appropriation to statutory reserves								4,343		(4,343)
Fair value changes of available-for-sale investments												15,869				15,869	$ 2,450
Foreign currency translation adjustment												22,813				22,813	3,522
Capital contribution received from noncontrolling shareholders														250		250
Net income										73,584				(1,199)		72,385	11,175
Balance at Dec. 31, 2015	¥ 16,733	$ 2,583	¥ 22,053	$ 3,404		¥ 1,551,104	$ 239,449	¥ 70,311	$ 10,854	¥ 122,093	$ 18,848	¥ 23,341	$ 3,604	¥ (949)	$ (147)	¥ 1,804,686	$ 278,595
Balance, number of shares at Dec. 31, 2015 | shares	253,250,854	253,250,854	317,325,360	317,325,360